GENERAL (Details Narrative) - USD ($)	Aug. 02, 2021	Aug. 02, 2021	Jul. 02, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity, Shares Outstanding	1,724	1,724
[custom:SharesExchangedForCommonStock]	174,595,634	174,595,634
Fair value of liabilities					$ 2,453,000
Accumulated deficit				$ 3,260,000	3,205,000	$ 26,000
Stockholders equity				$ 1,855,000	$ 2,416,000	$ 25,000
Tanooma Ltd [Member]
Voting interests					73.80%
Boris Molchadsky [Member]
Ownership percentage					74.00%
Boris Molchadsky [Member] | Series A Preferred Stock [Member]
Number of shares acquired			225,000
Private transactions of common stock			The Series A Preferred Shares have the right to vote at 1,000 to 1 as shares of common stock and are convertible at a rate of 1,500 to 1 as shares of common stock of the Company.